TRADE AND OTHER RECEIVABLES - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables, net	$ 18,116	$ 19,012
Prepayments	1,572	1,802
Accrued revenue	117	116
Deposits	229	157
Other receivables	773	851
Trade and other current receivables	20,807	21,938
Trade receivables, gross	20,204	20,769
Credit loss allowance	(2,088)	(1,757)
Trade receivables, net	$ 18,116	$ 19,012